5. STOCKHOLDERS’ EQUITY (Quarterly) (Details Narrative) - USD ($)						1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 14, 2021	Sep. 10, 2021	Aug. 06, 2021	Jun. 08, 2021	May 10, 2021	Aug. 19, 2021	Feb. 18, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 17, 2021	Jun. 30, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized								200,000,000	200,000,000	200,000,000		200,000,000
Preferred Stock, Shares Authorized								1,000,000	1,000,000	1,000,000		1,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares, Outstanding								92,837,376	104,964,265	104,425,830		90,964,265
Preferred stock, shares issued								0	0	0		0
Preferred stock, shares outstanding								0	0	0		0
Stock repurchased during period, amount
Debt Instrument, Redemption, Description				purchase price to 85% of the lowest daily VWAP of the Common Stock during the 5 business days after shares have been received by the investors custodian.	The purchase price is 85% of the lowest daily VWAP of the Common Stock during the 5 business days after shares have been received by the investor. Upon the Investor purchasing $5,000,000 increases to 90% of the lowest daily VWAP of the Common Stock during the 5 business days after shares have been received by the investor. The commitment period of the purchase agreement ends on either the earlier of purchase by the investor of $20,000,000 worth of purchase notice shares or December 31, 2022.
Shares issued for services, amount									$ 1,853,501
Seqoia, Inc. Stock Redemption
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock repurchased during period, shares							14,000,000
Stock repurchased during period, amount							$ 1
Common Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable					$ 20,000,000
Issuance Triton Funds
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services				25,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 1.98
Shares issued for services, amount				$ 49,500
Common Stock Purchase Agreement Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable				$ 750,000
Common Stock, Shares Subscribed but Unissued				500,000							1,000,000
Sale of Stock, Price Per Share				$ 1.50
Issuance Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services			50,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 2.46
Shares issued for services, amount			$ 123,000
Issuance Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services						25,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 0.90
Shares issued for services, amount						$ 22,500
Issuance Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services		1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 2.75
Shares issued for services, amount		$ 4,125,000
Issuance Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services	111,111
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.70
Shares issued for services, amount	$ 188,889
Employment Agreement
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 2.75
Stock Issued During Period, Shares, Employee Benefit Plan								100,000
Stock Issued During Period, Value, Employee Benefit Plan								$ 137,500